Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2016	2015
Previously securitized loans	$3,950	$4,337
Allowance for loan losses	7,303	7,412
Deferred compensation payable	4,099	4,058
Underfunded pension liability	2,739	2,792
Accrued expenses	1,721	1,789
Impaired assets	834	797
Impaired securities losses	3,791	6,719
Unrealized securities losses	1,338	—
Intangible assets	1,312	2,194
Other	4,716	3,964
Total Deferred Tax Assets	31,803	34,062
Unrealized securities gains	—	585
Other	3,760	3,503
Total Deferred Tax Liabilities	3,760	4,088
Net Deferred Tax Assets	$28,043	$29,974

No valuation allowance for deferred tax assets was recorded at December 31, 2016 and 2015 as the Company believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

Significant components of the provision for income taxes are as follows (in thousands):

	2016	2015	2014
Current:
Federal	$20,100	$20,830	$20,629
State	1,166	957	(943)
Total current tax expense	21,266	21,787	19,686

Total deferred tax expense	3,817	6,627	4,585
Income tax expense	$25,083	$28,414	$24,271

     A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows (in thousands):

	2016	2015	2014

Computed federal taxes at statutory rate	$27,025	$28,879	$27,031
State income taxes, net of federal tax benefit	888	887	(482)
Tax effects of:
Tax-exempt interest income	(708)	(498)	(500)
Bank-owned life insurance	(1,164)	(1,181)	(1,074)
Other items, net	(958)	327	(704)
Income tax expense	$25,083	$28,414	$24,271

The entire amount of the Company’s unrecognized tax benefits if recognized, would favorably affect the Company’s effective tax rate.   The Company anticipates that it will release $0.5 million over the next 12 months.  A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	2016	2015

Beginning balance	$2,164	$2,398
Additions for current year tax positions	339	299
Additions for prior year tax positions	—	377
Decreases related to lapse of applicable statute of limitation	(852)	(910)
Ending balance	$1,651	$2,164

Interest and penalties on income tax uncertainties are included in income tax expense.  During 2016, 2015 and 2014, the provision related to interest and penalties was $0.1 million in each period.  The balance of accrued interest and penalties at December 31, 2016 and 2015 was $0.3 million and $0.4 million, respectively.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2013 through 2015.